WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 11. WARRANTS

 At September 30, 2013, the Company had the following outstanding warrants:

	Number of Shares Exercisable	Exercise Price	Date of Expiration
Outstanding warrants accounted for as derivative warrant liability:
Granted to debt holder	400,000	$20.00	8/31/2017
Granted to debt holder	100,000	21.30	9/20/2017
Granted to debt holder	50,000	22.70	10/17/2017
Granted to debt holder	150,000	21.10	11/6/2017
Total outstanding warrants accounted for as derivative warrant liability	700,000
Weighted average exercise price		$20.61
Weighted average time to expiration in years			3.98 years

Outstanding warrants accounted for as equity:
Granted to investors in private placement of preferred stock	3,228	$10.00	9/30/2013
Granted to investors in private placement of preferred stock	19,834	15.00	10/28/2013
Granted to investors in private placement of preferred stock	39,000	7.50	2/28/2014
Granted to vendor	6,000	6.00	3/15/2014
Granted to investors in private placement	40,000	15.90	6/30/2014
Granted to investors in private placement	76,800	20.00	11/13/2014
Granted to placement agent in private placement	25,695	15.00	11/13/2014
Granted to investors in private placement	6,300	20.00	12/3/2014
Granted to investors in private placement	34,146	22.50	2/9/2015
Granted to placement agents in private placement	2,853	22.50	2/9/2015
Granted to investor in private placement	638	22.50	3/18/2015
Granted to investors in private placement	95,960	30.00	12/7/2014
Total outstanding warrants accounted for as equity	350,454
Weighted average exercise price		$20.17
Weighted average time to expiration in years			0.96 years

Totals for all warrants outstanding:
Total	1,050,454
Weighted average exercise price		$20.46
Weighted average time to expiration in years			2.97 years

 A summary of warrant activity for the nine months ended September 30, 2013 is as follows:

Warrants	Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2013	1,254,004	$20.08
Granted	9,175	12.60
Exercised	—	—
Forfeited or expired	(212,725)	17.69
Outstanding at September 30, 2013	1,050,454	$20.46

Exercise of Common Stock Warrants

 During the nine months ended September 30, 2013, the Company issued no shares of its Common Stock upon the exercise of warrants.

The Company uses valuation methods and assumptions that consider among other factors the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. The following assumptions were utilized by the Company:

	2012	2011
Risk-free interest rate	0.70% - 2.23%	3.36% - 3.75%
Expected dividend yield	—	—
Expected term (contractual term)	0.06 - 5 years	2 years
Forfeiture rate	—	—
Expected volatility	123% - 144%	142%

Expected volatilities are based on historical volatility of the Common Stock using historical periods consistent with the expected term of the warrant. The risk-free rate is based on the yield of a U.S. Treasury security with a term consistent with the warrant.

In the years ended December 31, 2012 and 2011, the Company issued warrants with a fair value of approximately $8,655,000 and $11,191,000, respectively. Included in this warrant fair value are warrants with a fair value of approximately $4,840,000 and $41,000 recorded as a debit to deferred financing costs and credit to additional paid-in capital for stock issuance costs related to the Montaur Credit Facility (see Note 6) and 2011 financings to deferred financing costs (see Note 9), respectively. The warrants issued in the years ended December 31, 2012 and 2011 generally have a term of 2 to 5 years, a non-redeemable feature, and a cashless exercise provision. Certain of these warrants have a standard weighted average anti-dilution protection and piggy back registration rights.

At December 31, 2012, the Company had the following outstanding warrants:

	Number of
	Shares	Exercise	Date of
	Exercisable	Price	Expiration
Outstanding warrants in derivative warrant liability:
Granted to financial investment advisor	750	$12.60	2/11/2013
Granted to investors in private placement	15,499	$5.00	2/11/2013
Granted to investors in private placement	19,767	$14.40	3/24/2013
Granted to debtor as a Commitment warrant	400,000	$20.00	8/31/2017
Granted to debtor as a Draw warrant	100,000	$21.30	9/20/2017
Granted to debtor as a Draw warrant	50,000	$22.70	10/17/2017
Granted to debtor as a Draw warrant	150,000	$21.10	11/6/2017
Total outstanding warrants accounted for as derivative warrant liability	736,016
Weighted average exercise price		$20.10
Weighted average time to expiration in years			4.50 years
Outstanding warrants in equity:
Granted to investors in private placement of preferred stock	3,225	$10.00	9/30/2013
Granted to investors in private placement of preferred stock	19,833	$15.00	10/28/2013
Granted to investors in private placement of preferred stock	39,000	$7.50	2/28/2014
Granted to vendor	6,000	$6.00	3/15/2014
Granted to investors in private placement	40,000	$15.90	6/30/2014
Granted to investors in private placement	76,800	$20.00	11/13/2014
Granted to placement agent in private placement	25,690	$15.00	11/13/2014
Granted to investors in private placement	6,300	$20.00	12/3/2014
Granted to investors in private placement	34,133	$22.50	2/9/2015
Granted to placement agents in private placement	2,850	$22.50	2/9/2015
Granted to investor in private placement	637	$22.50	3/18/2015
Granted to financial investment advisor	10,000	$15.00	2/10/2013
Granted to financial investment advisor	1,037	$20.00	3/3/2013
Granted to investors in private placement	24,575	$15.00	1/4/2013
Granted to investors in private placement	24,575	$25.00	1/4/2013
Granted to placement agent in private placement	1,812	$15.00	1/4/2013
Granted to placement agent in private placement	1,812	$25.00	1/4/2013
Granted to investors in private placement	25,500	$15.00	2/3/2013
Granted to investors in private placement	28,000	$25.00	2/3/2013
Granted to placement agent in private placement	125	$15.00	2/3/2013
Granted to placement agent in private placement	125	$25.00	2/3/2013
Granted to investors in private placement	25,000	$15.00	2/8/2013
Granted to investors in private placement	25,000	$25.00	2/8/2013
Granted to investors in private placement	95,958	$30.00	12/7/2014
Total outstanding warrants accounted for as equity	517,988
Weighted average exercise price		$20.00
Weighted average time to expiration in years			1.18 years
Totals for all warrants outstanding:
Total	1,254,004
Weighted average exercise price		$20.10
Weighted average time to expiration in years			3.13 years

A summary of warrant activity in the year ended December 31, 2012 is as follows:

Warrants:	Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	752,753	$19.20
Granted	702,034	$14.40
Exercised	(16,546)	$12.80
Forfeited or expired	(184,237)	$19.00
Outstanding at December 31, 2012	1,254,004	$20.10

Exercise of Common Stock Warrants

During 2012, warrants to purchase 16,546 shares of Common Stock were voluntarily exercised, resulting in cash proceeds to the Company of approximately $212,000.

During 2011, warrants to purchase 141,947 shares of Common Stock were voluntarily exercised through cashless exercises provisions, resulting in the issuance of 74,425 shares of Common Stock.

During 2011, warrants to purchase 661,530 shares of Common Stock were voluntarily exercised, resulting in cash proceeds to the Company of approximately $6,628,000. No such warrant exercises in exchange for cash occurred in 2010. Also during 2011, the Company encouraged certain holders of its warrants to exercise their warrants by reducing the exercise prices provided they elected to simultaneously exercise for cash proceeds. Of the 661,530 warrant exercises, warrants to purchase an aggregate of 454,983 shares of Common Stock were exercised under this arrangement during the year ended December 31, 2011 and cash proceeds of $4,471,631 from these transactions were received. As a result of the reductions in exercise price, the Company recorded $4,559,761 in deemed dividends for the year ended December 31, 2011 in the Consolidated Statement of Operations.